Specific Items - Additional Information (Detail) - GBP (£)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure Of Specific Items [Line Items]
Total expected cost related to projects in first phase	£ 300,000,000
Amortisation charge relating to write-off of IT assets	400,000,000
Deemed consent charge, net	300,000,000
Ladder pricing agreements costs recognised		8,000,000	£ 203,000,000
Provision recognized	133,000,000	536,000,000
Regulatory [Member]
Disclosure Of Specific Items [Line Items]
Provision recognized	51,000,000	426,000,000
Specific Items [Member]
Disclosure Of Specific Items [Line Items]
EE acquisition warranty claim	225,000,000	0	0
Restructuring charges	241,000,000	0	0
EE acquisition and integration costs	46,000,000	215,000,000	113,000,000
Amortisation charge relating to write-off of IT assets		62,000,000	0
Property rationalisation costs	28,000,000	0	29,000,000
Regulatory matters effect	49,000,000	479,000,000	0
Regulatory matters revenue	23,000,000	(2,000,000)	(203,000,000)
Regulatory costs recognised as specific items	26,000,000
Deemed consent charge		342,000,000	0
Regulatory matters effect		42,000,000
Deemed consent charge, net		300,000,000
Ladder pricing agreements revenue recognised		8,000,000	203,000,000
Fees incurred related to investigation of specific items	22,000,000	15,000,000
Charge recognised related to investigation of specific items		245,000,000
Profit on disposal of businesses	1,000,000	16,000,000	0
EE fair value adjustment			£ 70,000,000
Out of period irrecoverable VAT		30,000,000
Interest on out of period irrecoverable VAT		1,000,000
Specific Items [Member] | Regulatory [Member]
Disclosure Of Specific Items [Line Items]
Increase in net charge	49,000,000	£ 137,000,000
Provision recognized	51,000,000
Release of amount in trade and other payables	£ 2,000,000